Reconciliation of Operating Income (loss) from Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 03, 2014	Apr. 27, 2013	Apr. 28, 2012
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Reportable segments operating income (loss)	$ 34,192	$ (220,004)	$ (54,603)
Interest expense, net and amortization of deferred financing costs	(29,507)	(35,345)	(35,304)
Consolidated income (loss) before taxes	$ 4,685	$ (255,349)	$ (89,907)